BUSINESS COMBINATIONS (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended			14 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Mar. 26, 2021
Summarized consolidated income statement
Revenue	¥ 2,740,884	¥ 2,104,724	¥ 2,957,868
Net income attributable to owners of the Company	71,975	33,443	57,517
Net income attributable to non-controlling interests	¥ 13,876	¥ 8,828	¥ 14,590
Basic earnings per share (RMB)	¥ 0.59	¥ 0.276	¥ 0.4751
Diluted earnings per share (RMB)	¥ 0.59	¥ 0.276	¥ 0.4751
Summarized consolidated statement of financial position
Current assets	¥ 558,024	¥ 455,660		¥ 558,024
Total assets	1,889,255	1,738,896	¥ 1,765,702	1,889,255
Current liabilities	641,280	522,995		641,280
Total liabilities	974,181	851,194	883,624	974,181
Total equity attributable to owners of the Company	774,182	746,325		774,182
Non-controlling interests	140,892	141,377		¥ 140,892
Summarized consolidated statement of cash flows
Net cash generated from/(used in) operating activities	225,174	168,520	154,380
Net cash used in investing activities	(145,198)	(102,650)	(121,314)
Net cash used in from financing activities	(57,942)	(37,510)	(84,702)
Net increase in cash and cash equivalents	¥ 22,034	28,360	(51,636)
Baling Petrochemical (i)
Disclosure of detailed information about business combination [line items]
Percentage of voting rights held				55.00%
Summarized consolidated statement of cash flows
Non-controlling interest, ownership percentage	45.00%
Sinopec Baling Petrochemical CO. Ltd [Member]
Summarized consolidated income statement
Revenue			2,959,799
Net income attributable to owners of the Company			57,493
Net income attributable to non-controlling interests			¥ 14,590
Basic earnings per share (RMB)			¥ 0.48
Diluted earnings per share (RMB)			¥ 0.48
Summarized consolidated statement of financial position
Current assets			¥ 447,310
Total assets			1,760,286
Current liabilities			579,978
Total liabilities			882,982
Total equity attributable to owners of the Company			738,946
Non-controlling interests			138,358
Summarized consolidated statement of cash flows
Net cash generated from/(used in) operating activities			153,619
Net cash used in investing activities			(121,051)
Net cash used in from financing activities			(84,204)
Net increase in cash and cash equivalents			(51,636)
Previously reported
Summarized consolidated income statement
Revenue		2,105,984	2,959,799
Net income attributable to owners of the Company		33,096	57,493
Net income attributable to non-controlling interests		¥ 8,828	¥ 14,590
Basic earnings per share (RMB)		¥ 0.273	¥ 0.4749
Diluted earnings per share (RMB)		¥ 0.273	¥ 0.4749
Summarized consolidated statement of financial position
Current assets		¥ 455,395
Total assets		1,733,805
Current liabilities		522,190
Total liabilities		850,947
Total equity attributable to owners of the Company		741,494
Non-controlling interests		141,364
Summarized consolidated statement of cash flows
Net cash generated from/(used in) operating activities		167,518	¥ 153,619
Net cash used in investing activities		(102,203)	(121,051)
Net cash used in from financing activities		(36,955)	(84,204)
Net increase in cash and cash equivalents		28,360	(51,636)
Previously reported | Sinopec Baling Petrochemical CO. Ltd [Member]
Summarized consolidated income statement
Revenue			2,966,193
Net income attributable to owners of the Company			57,465
Net income attributable to non-controlling interests			¥ 14,568
Basic earnings per share (RMB)			¥ 0.48
Diluted earnings per share (RMB)			¥ 0.48
Summarized consolidated statement of financial position
Current assets			¥ 455,856
Total assets			1,755,071
Current liabilities			576,374
Total liabilities			879,236
Total equity attributable to owners of the Company			738,150
Non-controlling interests			137,685
Summarized consolidated statement of cash flows
Net cash generated from/(used in) operating activities			153,420
Net cash used in investing activities			(120,463)
Net cash used in from financing activities			(84,713)
Net increase in cash and cash equivalents			(51,756)
Elimination and Adjustment
Summarized consolidated income statement
Revenue		(13,493)	(14,849)
Summarized consolidated statement of financial position
Current assets		(215)
Total assets		(784)
Current liabilities		(215)
Total liabilities		(784)
Elimination and Adjustment | Sinopec Baling Petrochemical CO. Ltd [Member]
Summarized consolidated income statement
Revenue			(23,300)
Net income attributable to owners of the Company			(22)
Net income attributable to non-controlling interests			22
Summarized consolidated statement of financial position
Current assets			(643)
Total assets			(643)
Current liabilities			(643)
Total liabilities			(643)
Total equity attributable to owners of the Company			(652)
Non-controlling interests			652
Baling Branch of SAMC | Sinopec Baling Petrochemical CO. Ltd [Member]
Summarized consolidated income statement
Revenue			16,906
Net income attributable to owners of the Company			¥ 50
Basic earnings per share (RMB)			¥ 0.0004
Diluted earnings per share (RMB)			¥ 0.0004
Summarized consolidated statement of financial position
Current assets			¥ 2,097
Total assets			5,858
Current liabilities			4,247
Total liabilities			4,389
Total equity attributable to owners of the Company			1,448
Non-controlling interests			21
Summarized consolidated statement of cash flows
Net cash generated from/(used in) operating activities			199
Net cash used in investing activities			(588)
Net cash used in from financing activities			509
Net increase in cash and cash equivalents			120
SAMC
Disclosure of detailed information about business combination [line items]
Consideration transferred					¥ 6,124
Summarized consolidated income statement
Revenue		12,233	12,918
Net income attributable to owners of the Company		¥ 347	¥ 24
Basic earnings per share (RMB)		¥ 0.003	¥ 0.0002
Diluted earnings per share (RMB)		¥ 3.000	¥ 0.0002
Summarized consolidated statement of financial position
Current assets		¥ 480
Total assets		5,875
Current liabilities		1,020
Total liabilities		1,031
Total equity attributable to owners of the Company		4,831
Non-controlling interests		13
Summarized consolidated statement of cash flows
Net cash generated from/(used in) operating activities		1,002	¥ 761
Net cash used in investing activities		(447)	(263)
Net cash used in from financing activities		¥ (555)	¥ (498)